Note 20 - Earnings Per Share	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Earnings Per Share [Text Block]
(20)	Earnings Per Share

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period. The computation of diluted earnings per share for the Company begins with the basic earnings per share plus the effect of common shares contingently issuable from stock options.

The following is a summary of the components comprising basic and diluted earnings per share (“EPS”):

	Years Ended December 31,
	2022	2021	2020
Basic EPS Computation:
Numerator – Earnings available to common stockholders	$53,042	49,426	38,492
Denominator – Weighted average number of common shares outstanding	11,377,617	11,131,897	10,927,065
Basic earnings per common share	$4.66	4.44	3.52
Diluted EPS Computation:
Numerator – Earnings available to common stockholders	$53,042	49,426	38,492
Denominator – Weighted average number of common shares outstanding	11,377,617	11,131,897	10,927,065
Dilutive effect of stock options and restricted stock shares	31,307	31,059	26,681
	11,408,924	11,162,956	10,953,746
Diluted earnings per common share	$4.65	4.43	3.51